UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2005

Check here if Amendment [   ]; Amendment Number:
                                                --------
   This Amendment (Check only one): [   ]  is a restatement.
                                    [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Tortoise Capital Advisors, L.L.C.
Address:          10801 Mastin Boulevard, Suite 222
                  Overland Park, KS  66210

Form 13F File Number:  28-11123
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Terry Matlack
     ---------------
Title:  CFO/Treasurer and Chief Compliance Officer
      --------------------------------------------
Phone:  (913) 981-1020
      ----------------

Signature, Place, and Date of Signing:

      /s/ Terry Matlack           Overland Park, Kansas      August 12, 2005
----------------------------   -------------------------  ----------------------
         [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            -0-
                                        ---------------

Form 13F Information Table Entry Total:       25
                                        ---------------

Form 13F Information Table Value Total:    $869,321
                                        ---------------
                                          (thousands)


List of Other Included Managers:        NONE


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

                           FORM 13F INFORMATION TABLE


      COLUMN 1                  COLUMN 2        COLUMN 3   COLUMN 4       COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8

                                                                                        INVEST-
                                                                                        MENT
                                                            VALUE     HRS OR            DIS-      OTHER          VOTING AUTHORITY
   NAME OF ISSUER            TITLE OR CLASS      CUSIP     (X$1000)   PRN AM    SH/PRN  CRETION   MANAGERS    SOLE     SHARED   NONE
   --------------            --------------      -----     --------   --------- ------  -------   --------    ----     ------   ----

Buckeye Partners LP          Unit Ltd Partn    118230101   $34,050      740,691 SH       SOLE       N/A       716,921         23,770
Copano Energy LLC            Com Units         217202100    $3,383       91,950 SH       SOLE       N/A        91,950              0
Crosstex Energy, Inc.        Com               22765Y104    $2,731       56,536 SH       SOLE       N/A        56,536              0
Crosstex Energy, LP          Com               22765U102      $297        7,800 SH       SOLE       N/A         7,800              0
Enbridge Energy Prtnrs LP    Com               29250R106   $58,577    1,094,905 SH       SOLE       N/A     1,040,109         54,796
Energy Transfer Prtnrs LP    Unit Ltd Partn    29273R109   $75,091    2,170,253 SH       SOLE       N/A     2,040,405        129,848
Enterprise Prods Prtnrs LP   Com               293792107   $60,464    2,256,968 SH       SOLE       N/A     2,112,292        144,676
Hiland Partners LP           Ut Ltd Partner    431291103    $1,412       40,000 SH       SOLE       N/A        38,993          1,007
Holly Energy Prtnrs LP       Com Ut Ltd Ptn    435763107   $22,122      499,929 SH       SOLE       N/A       471,564         28,365
Inergy LP                    Unit Ltd Prtnr    456615103   $55,566    1,775,846 SH       SOLE       N/A     1,732,220         43,626
Kaneb Pipe Line Ptnrs LP     SR PREF Unit      484169107   $34,335      558,661 SH       SOLE       N/A       498,210         60,451
Kinder Morgan Energy Ptnr    Ut Ltd Partner    494550106    $1,310       25,729 SH       SOLE       N/A        11,700         14,029
Kinder Morgan Management LLC SHS               49455U100  $151,614    3,295,962 SH       SOLE       N/A     3,228,468         67,494
KSEA Transn Ptnrs LP         Com               48268Y101   $22,829      666,533 SH       SOLE       N/A       629,227         37,306
Magellan Midstream Ptnrs LP  Com Unit RPLP     559080106   $70,974    2,165,162 SH       SOLE       N/A     2,045,159        120,003
Markwest Energy Ptnrs LP     Unit Ltd. Partn   570759100   $47,556      939,851 SH       SOLE       N/A       847,710         92,141
Natural Resource Ptnrs LP    Com Unit LP       63900P103    $7,701      132,800 SH       SOLE       N/A       132,800              0
Northern Border Ptnrs LP     Unit Ltd Partn    664785102   $13,274      269,861 SH       SOLE       N/A       259,111         10,750
Pacific Energy Ptnrs LP      Com Unit          69422R105   $28,391      894,475 SH       SOLE       N/A       822,267         72,208
Plains All American Pipeline Unit Ltd Partn    726503105   $62,351    1,421,584 SH       SOLE       N/A       860,300        561,284
Sunoco Logistics Prtnrs LP   Com Units         86764L108   $43,359    1,144,628 SH       SOLE       N/A     1,082,105         62,523
Teekay LNG Partners          PRTNRSP Units     Y8564M105    $2,115       75,000 SH       SOLE       N/A        72,631          2,369
Teppco Ptnrs LP              UT LTD Partner    872384102   $44,227    1,067,257 SH       SOLE       N/A       991,000         76,257
US Shipping Ptnrs LP         Com Unit          903417103    $2,514       98,958 SH       SOLE       N/A        66,658         32,300
Valero LP                    Com Ut Ltd Prt    91913W104   $23,078      383,417 SH       SOLE       N/A       330,800         52,617
                                                          ---------------------                            ----------      ---------
                                                          $869,321   21,874,756                            20,186,936      1,687,820
                                                          =====================                            ==========      =========



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